INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Raw materials	$ 166,695	$ 141,554
Production supplies	209,201	202,924
Work in progress	82,565	84,644
Finished goods	762,086	721,267
Spare Parts	235,713	249,457
Total Inventories	$ 1,456,260	$ 1,399,846